Investment Strategy - Acuitas US Microcap Fund	Nov. 01, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund normally invests at least 80% of its net assets in the equity securities of microcap companies that (i) are headquartered in the United States, or (ii) generate at least 50% of their revenue from activity in the United States. For the purposes of this policy, microcap companies are those with market capitalizations of equal to or less than $2.0 billion or that of the largest company in the Russell Microcap® Index at the time of its most recent reconstitution, whichever is greater, at the time of purchase. The Fund will invest primarily in equity securities, which may include common stock, preferred stock, depositary receipts, common and preferred stock of real estate investment trusts (“REITs”), exchange-traded funds (“ETFs”) consisting primarily of common stocks, rights, warrants, initial public offerings (“IPOs”), publicly traded partnerships, and securities convertible into common stock. From time to time, the Fund may invest in index futures contracts for the purpose of equitizing the Fund’s cash balance. The extent to which the Fund invests in index futures contracts will be determined by the Fund’s short-term cash flows but is generally not expected to exceed 5% of the Fund’s net assets.

The Fund will pursue its investment objective using a “multi-manager” process, allocating assets among a carefully chosen group of asset managers (the “Subadvisers”). The Adviser will select the Fund’s Subadvisers using its manager research and selection process which seeks to identify investment managers that are likely to achieve out performance over a long time horizon.

The Adviser’s investment manager selection process is research driven. The Adviser develops a strong fundamental understanding of each potential investment manager’s investment process, what types of securities the investment manager is likely to invest in, and in what markets that investment manager would be likely to perform well or poorly. The Adviser may select Subadvisers that invest in any combination of value, growth or core microcap investments in an effort to diversify the Fund’s portfolio while capitalizing on the underlying managers’ stock selection skills.

In selecting investments for the Fund, each Subadviser may identify microcap companies across many industries that are expected to benefit from long-term industry, general market, or company-specific trends. Each Subadviser may select securities based upon fundamental analysis of industries and the economic cycle, company-specific analysis such as product cycles and quality of management, rigorous valuation analysis, or a number of other criteria intended to help the Fund achieve its investment objective. Subadvisers may sell the Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities. The Fund is not limited by a fixed allocation of assets to equity securities of either growth or value companies and, depending on the economic environment and judgment of the Adviser and Subadvisers, may invest in either growth companies or value companies to the exclusion of the other. In addition, the Fund may invest in ETFs in order to equitize cash balances if cash levels are unusually high and if no potential replacement securities have been identified for purchase in the short-term. ETFs will be selected based on their ability to offer specific sector and style exposure desired. From time to time, the Fund may also invest in the equity securities of foreign companies. The location of companies in which the Fund invests may be determined by (i) the location of the principal securities trading market in which the company trades, (ii) where the company derives 50% or more of its annual revenue from goods produced, sales made or services performed, or (iii) the country in which the company is organized or has a principal office.

The Adviser has responsibility for allocating Fund assets among Subadvisers in a manner that the Adviser believes will increase returns or reduce tracking error. The Adviser may invest the Fund’s assets directly in the same manner as any Subadviser in pursuit of the Fund’s investment objective. The Adviser may direct a Subadviser to reduce or limit its investment in certain assets or asset classes in order to achieve the desired composition of the Fund’s portfolio. In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of June 30 2026, the Fund focused its investments in the industrials and health care sectors.